            As filed with the Securities and Exchange Commission on July 28,2004

                                                Securities Act File No. 33-41694
                                        Investment Company Act File No. 811-6352

================================================================================


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933        [X]

                          Pre-Effective Amendment No.                      [ ]


                        Post-Effective Amendment No. 68                    [X]


                                     and/or

        Registration Statement Under The Investment Company Act Of 1940    [X]


                               Amendment No. 78                            [X]
                        (Check appropriate box or boxes)


                              ING SERIES FUND, INC.
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

                Theresa K. Kelety, Esq.                       With copies to:
                  ING Investments, LLC                    Philip H. Newman, Esq.
             7337 E. Doubletree Ranch Road                 Goodwin Procter, LLP
                  Scottsdale, AZ 85258                        Exchange Place
        (Name and Address of Agent for Service)               53 State Street
                                                             Boston, MA 02109

                                 --------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)


[X]   On August 16, 2004 pursuant to paragraph (b)


[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   On (date) pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.


================================================================================

                                EXPLANATORY NOTE



This Post-Effective Amendment No. 68 ("Amendment") to the Registration Statement on Form N-1A for ING Series Fund, Inc. is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 66 from July 29, 2004 to August 16, 2004. This Amendment incorporates by reference the Prospectuses and Statement of Additional Information relating to the ING Balanced Fund, Class O shares, contained in Post-Effective Amendment No. 66, which was filed with the Securities and Exchange Commission on May 26, 2004.

                                     PART C:
                                OTHER INFORMATION

Item 23. Exhibits

(a)   (1)   Articles of Amendment and Restatement dated February 21, 2002 -
            Filed as an Exhibit to Post- Effective Amendment No. 54 to the
            Registrant's Form N-1A Registration Statement on July 24, 2002.

      (2) Articles of Amendment dated February 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-1A Registration Statement on July 24, 2002.

      (3) Articles of Amendment dated September 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-1A Registration Statement on September 30, 2003.

      (4) Articles of Amendment dated October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (5) Articles of Amendment effective February 17, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (6) Articles of Amendment effective March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(b) Amended and Restated By-Laws - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

(c) Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Form N-1A Registration Statement on February 27, 2002.

(d)   (1)   Amended Investment Management Agreement between ING Investments,
            LLC and ING Series Fund, Inc. dated April 1, 2004 - Filed as an
            Exhibit to Post-Effective Amendment No. 65 to the Registrant's
            Registration Statement filed on Form N-1A on May 25, 2004.

      (2) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to

            Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective July 29, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule A with respect to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (3) Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc., on behalf of ING Global Science and Technology Fund, dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (4) Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company LLP on behalf of ING Equity Income Fund, dated March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant's Form N-1A Registration Statement on March 2, 2004.

      (5) Restated Expense Limitation Agreement effective August 1, 2003, between ING Investments, LLC and ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) Amended Schedule A to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. dated - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(e)   (1)   Underwriting Agreement between ING Series Fund, Inc. and ING
            Funds Distributor, Inc., dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A
            Registration Statement on February 13, 2004.

            (i) Amended Schedule of Approvals with respect to Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. dated - Filed as an Exhibit to Post-Effective

                  Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Substitution Agreement with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, Inc. dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (2) Master Selling Dealer Agreement - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

(f) Directors' Deferred Compensation Plan - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Form N-1A Registration Statement on January 16, 1998.

(g)   (1)   Custody Agreement with The Bank of New York dated January 6,
            2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the
            Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Custody Agreement with The Bank of New York dated February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (2) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Foreign Custody Manager Agreement with The Bank of New York dated February 25, 2004-Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Amended Schedule 2 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (3)   Securities Lending Agreement and Guaranty with The Bank of New York
            (BNY), dated August 7, 2003 - Filed as an Exhibit to Post-Effective

            Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty with The Bank of New York (BNY) dated February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(h)   (1)   Administration Agreement between ING Funds Services, LLC and ING
            Series Fund, Inc., dated April 1, 2002 - Filed as an Exhibit to
            Post-Effective Amendment No. 63 to the Registrant's Form N-1A
            Registration Statement on February 13, 2004.

            (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (2) Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (3) Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) First Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of November 12, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Second Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment

                  Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of September 26, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (4) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (5) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon Analytical Services, LLC (Russell/Mellon), on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (6) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (7) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PP II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-1A Registration Statement on December 16, 1999.

      (8) Custodian Service Agreement between ING Series Fund, Inc., and Mellon Bank N.A., on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-1A Registration Statement on June 28, 2000.

      (9) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-1A Registration Statement on June 28, 2000.

      (10) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A. on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on September 27, 2000.

      (11) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-1A Registration Statement on September 27, 2000.

      (12) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

      (13) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-1A Registration Statement on December 15, 2000.

      (14) Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York (BNY), dated June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amendment to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation
                  (MBIA) and The Bank of New York (BNY), executed as of September 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule B to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (15) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Exhibit A with respect to the Fund Accounting Agreement with The Bank of New York dated February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (16) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (17) Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated March 13,

            2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated July 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (iii) Amended Custodial Undertaking in Connection with Master
                  Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated November 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (18) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated January 30, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (i) First Amendment to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated as of September 29, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (19) Agency Agreement between Aetna Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(i)   (1)   Opinion of Goodwin Procter, LLP - Filed as an Exhibit to
            Post-Effective Amendment No. 63 to the Registrant's Form N-1A
            Registration Statement on February 13, 2004.

(j)   (1)   Consent of KPMG, LLP - to be filed by subsequent Amendment.

      (2)   Consent of Goodwin Procter, LLP - to be filed by subsequent
            Amendment.

(k)         Not applicable.

(l)         Not applicable.

(m)   (1)   Amended and Restated Distribution and Shareholder Services Plan
            (Class A) effective March 1, 2002 - Filed as an Exhibit to
            Post-Effective Amendment No. 63 to the Registrant's Form N-1A
            Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (2) Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (3) Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (ii) Amended Schedule 2 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (4) Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (5) Amended and Restated Distribution and Shareholder Services Plan (Class O) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

            (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class O) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (6) Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

(n)   (1)   Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund,
            Inc. approved June 25, 2003 - Filed as an Exhibit to Post-Effective
            Amendment No. 61 to the Registrant's Form N-1A Registration
            Statement on September 30, 2003.

            (i) Amended Schedule A to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

            (ii) Amended Schedule B to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

(o)         Not applicable.

(p)   (1)   ING Funds and Advisers Code of Ethics effective June 1, 2004 -
            to be filed by subsequent Amendment.

      (2) Aeltus Investment Management, Inc. Code of Ethics dated September 3, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-1A on May 25, 2004.

      (3) BlackRock Advisor's Inc. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

      (4) Wellington Management Company LLP's Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant's Form N-1A Registration Statement on March 2, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed. As of July 12, 2004 ING National Trust (the "Trust") had the following interest in the series of the ING Series Fund, Inc., through direct ownership or through one of the Trust's separate accounts:

                                                %National Trust
                                                ---------------
       ING Balanced Fund (Class A)                   36.76%
       ING Balanced Fund (Class I)                   10.13%

      ING National Trust is a wholly owned subsidiary of ING Groep, N.V.

      As of July 12, 2004 ING Life Insurance and Annuity Company (ILIAC) and its affiliates had the following interest in the series of the ING Series Fund, Inc., through direct ownership or through one of the Trust's separate accounts:

                                                     %ILIAC
                                                     ------
       ING Balanced Fund (Class A)                    4.25%
       ING Balanced Fund (Class I)                    2.56%

      A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 25. INDEMNIFICATION

      Article 12, Section (d) of the Registrant's form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2003.

      Section XI.B of the Form of Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Administrator.

      Section 8 of the Form of Underwriting Agreement, incorporated herein by reference to Exhibit (e.1) to Registrant's Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

      Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

      Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in it application for registration as a investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of Aeltus Investment Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of BlackRock Advisors, Inc. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of BlackRock Advisors, Inc. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-47710) filed under the Investment Adviser's Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of Wellington Management Company, LLP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Wellington Management Company, LLP, in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-15908) filed under the Investment Adviser's Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

      (a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

      (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

      (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Series Fund, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e) the Transfer Agent, and (f) the Sub-Advisers. The address of each is as follows:

(a)   ING Series Fund, Inc.
      7337 East Doubletree Ranch Road
      Scottsdale,  Arizona   85258

(b)   ING Investments, LLC
      7337 East Doubletree Ranch Road
      Scottsdale, Arizona   85258

(c)   ING Funds Distributor, LLC
      7337 East Doubletree Ranch Road
      Scottsdale,  Arizona   85258

(d)   The Bank of New York
      100 Church Street
      New York, New York  10286

(e)   DST Systems, Inc.
      P.O. Box 419386
      Kansas City,  Missouri  64141

(f)   ING Investment Management Co.
      10 State House Square
      Hartford,  Connecticut   06103-3602

(f)   BlackRock Advisor's, Inc.
      40 East 52nd Street
      New York, N.Y.  10022

(f)   Wellington Management Company, LLP
      75 State Street
      Boston, MA  19087

ITEM 29. MANAGEMENT SERVICES

      Not applicable.


ITEM 30. UNDERTAKINGS

      Not Applicable.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 28th day of July, 2004.


                                         ING SERIES FUND, INC.

                                         By:  /s/Theresa K. Kelety
                                              --------------------------------
                                              Theresa K. Kelety
                                              Secretary

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURE                               TITLE                                       DATE
       ---------                               -----                                       ----
                                               Director                               June 28, 2004
-----------------------------------
     J. Scott Fox*

                                               President and Chief Executive          June 28, 2004
                                               Officer
-----------------------------------
   James M. Hennessy*
                                               Executive Vice President and           June 28, 2004
                                               Principal Financial Officer
-----------------------------------
   Michael J. Roland*

                                               Director                               June 28, 2004
-----------------------------------
Albert E. DePrince, Jr.*

                                               Director                               June 28, 2004
-----------------------------------
   Maria T. Fighetti*

                                               Director                               June 28, 2004
-----------------------------------
      Sidney Koch*

       SIGNATURE                               TITLE                                       DATE
       ---------                               -----                                       ----
                                               Director                               June 28, 2004
-----------------------------------
  Thomas J. McInerney*

                                               Director                               June 28, 2004
-----------------------------------
  Corine T. Norgaard*

                                               Director                               June 28, 2004
-----------------------------------
   Joseph Obermeyer*

                                               Director                               June 28, 2004
-----------------------------------
   Edward T. O'Dell*

*By:     /s/Theresa K. Kelety
         -------------------------
         Theresa K. Kelety
         Attorney-in-Fact**


** Executed pursuant to powers of attorney for J. Scott Fox, James M. Hennessy, Michael J. Roland, Albert E. DePrince, Jr., Maria T. Fighetti, Sidney Koch, Thomas J. McInerney, Corine T. Norgaard, Joseph Obermeyer and Edward T. O'Dell filed as an Exhibit to Registration Statement on Form N-1A on September 30, 2003 and incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT NUMBER              NAME OF EXHIBIT
--------------              ---------------
                            None